Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis for preparation of the financial statements
a.	Basis for preparation of the financial statements:

The financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at revalued amounts or fair values at the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

The consolidated financial statements were authorized for issue by the Board of Directors on April 26, 2022.

The significant accounting policies set out below have been consistently applied to in the preparation of these consolidated financial statements for all years presented, unless otherwise stated.

Deferred offering costs

The Group capitalizes certain legal and other third-party fees that are directly related to the Group’s in-process equity financing until such financing is consummated. After the consummation of such equity financing, these costs are recorded as a reduction of the respective gross proceeds. Should a planned equity financing be abandoned, terminated, or significantly delayed, the deferred offering costs are written off to operating expenses. As of December 31, 2021, there were USD 836 thousands of deferred offering costs included in other non-current assets on the consolidated statements of financial position.

Principles of consolidation
b.	Principles of consolidation

Subsidiaries

Subsidiaries are all entities over which the Group has control. Control is achieved when the Company has all the following:

●	Power over the investee;

●	Exposure, or rights, to variable returns from its involvement with the investee; and

●	The ability to use its power over the investee to affect the amounts of the investor’s returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated statements of income/loss and other comprehensive income/loss from the date on which the Company obtains control until the date when the Company loses control over the subsidiary.

Business combinations

The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition according to IFRS 3R, “Business Combinations.” The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, to the identifiable assets and liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill. The non-controlling interest are measured upon the date of the business combination in the amount of their share at the fair value of assets, liabilities and contingent liabilities of the acquired acquisition other than their share in goodwill.

A contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of the fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

Asset Acquisitions

The Company accounted for the Polyrizon Ltd. transaction as an asset acquisition under the amended guidance set forth under IFRS 3, Business Combinations, as substantially all of the fair value of the gross assets acquired was concentrated in a group of similar identifiable assets (See note 3H).

Principles of consolidation

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of loss and other comprehensive loss, statement of changes in equity and statements of financial position, respectively.

Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to the owners of the Company.

When the Group ceases to consolidate an investee upon a loss of control, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This means that amounts previously recognized in other comprehensive income will not be reclassified to profit or loss.

Principles of equity accounting and change in ownership interest
c.	Principles of equity accounting and change in ownership interest

Associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee. The Group is presumed to have significant influence when it holds 20 percent or more of the voting rights of an investee, unless it can be clearly demonstrated that this is not the case. The Group does not control its associates. Investments in associates are accounted for using the equity method of accounting, as defined in IAS 28, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5.

Goodwill and other purchased intangible assets

Goodwill and other purchased intangible assets have been recorded in the Company’s financial statements as a result of business combinations and asset acquisition transactions. Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Goodwill is not amortized, but rather is subject to impairment test.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which ranges from 5 to 7 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

For the year ended December 31, 2021, the Group recorded impairment related to Brand name of USD 87 thousand. No impairment was recorded for the years ended December 31, 2020 and 2019.

Equity method

Under the equity method, an investment in an associate is recognized initially in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment. When the Group’s share of losses of an associate or exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 2(f).

Changes in ownership interests

When the Group ceases to account for an investment under the equity method because of a loss of significant influence or in a case a control was gained, any retained interest in the entity is measured to its fair value, with the change in carrying amount recognized in profit or loss. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

Translation of foreign currency balances and transactions
d.	Translation of foreign currency balances and transactions:

The functional currency and the presentation currency

The reporting and functional currency of the Company and each of its subsidiaries, GERD IP, ScoutCam (deconsolidated on March 31, 2021), Charging Robotics and Jeffs’ Brands is USD while Eventer is NIS.

The consolidated financial statements are presented in USD and rounded to the nearest thousand.

The consolidation of Eventer’s financial statements is accounted for as a foreign operation using IAS 21, the Effects of Changes in Foreign Exchange Rates.

Transactions and balances

In preparing the financial statements of the Group entities, transactions in currencies other than the entity’s functional currency (“Foreign Currencies”) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in Foreign Currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in Foreign Currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences are recognized in profit or loss in the period in which they arise.

Foreign Operations

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;

●	income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used; and

●	Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve (attributed to non-controlling interests as appropriate).

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing date.

Property and equipment
e.	Property and equipment

Property and equipment are initially recognized at purchased cost. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of replaced items is derecognized. All other repairs and maintenance are charged to income or loss during the financial period in which they are incurred.

Property and equipment are measured at cost less accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful life of the asset as follows:

Machinery and equipment	6 – 10 years (primarily 10)
Leasehold improvements and furniture	7 – 14 years
Computers and programs	3 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

The assets’ residual values, their useful lives and the depreciation method are reviewed, and adjusted if appropriate, at the end of each year.

Gains or losses with respect to disposals are determined by comparing the net proceeds with the carrying amount and recognized in the consolidated statements of loss and other comprehensive loss when occurred.

Impairment of non-monetary assets
f.	Impairment of non-monetary assets

Non-monetary assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (cash-generating units). Non-monetary assets that were impaired are reviewed for possible reversal of the impairment recognized at each statement of financial position date.

Financial instruments
g.	Financial instruments:

Financial assets and financial liabilities are recognized on the group’s consolidated statements of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets

Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value through profit or loss, and

●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in profit or loss.

Recognition

Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of investments in debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are two measurement categories into which the Group classifies its investments in debt instruments:

●	Amortized cost: Financial assets are measured at amortized cost if both of the following conditions are met:

-	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

-	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses.

●	Fair value through profit and loss: A gain or loss on a debt investment that is subsequently measured at FVTPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The Group subsequently measures investments in equity instruments at fair value through profit and loss except when the Group has control or significant influence. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at FVTPL are recognized in “net change in fair value of financial assets at fair value through profit or loss” in the Consolidated statements of loss and other comprehensive loss, as applicable.

Impairment

The Group recognizes a loss allowance for expected credit losses on financial assets at amortized cost.

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. If the financial instrument is determined to have a low credit risk at the reporting date, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition.

The Group measures the loss allowance for expected credit losses on trade receivables and on financial instruments for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Group measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Financial liabilities

Financial liabilities are initially recognized at their fair value minus, in the case of a financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the issue of the financial liability.

Financial liabilities are subsequently measured at amortized cost, except for derivative financial instruments, which are subsequently measured at fair value through profit or loss.

The Group has early adopted the narrow-scope amendment to IAS 1 as described in note 2(q). Accordingly, financial liabilities are classified as non-current if the Group has a substantive right to defer settlement for at least 12 months at the end of the reporting period, otherwise, they are classified as current liabilities.

The Group’s financial liabilities at amortized cost are included in accounts payable, accrued expenses, other current liabilities, payable in respect of the intangible asset and lease liabilities.

The derivative financial instruments represent warrants that confer the right to net share settlement.

The Group derecognizes a financial liability (or a part of a financial liability) when, and only when, it is extinguished (when the obligation specified in the contract is discharged, cancelled or expired).

Inventory
h.	Inventory

Inventories in 2020 and 2019 include raw materials and finished products and are valued at the lower of cost or net realizable value.

The cost is determined on the basis of “first in-first out” basis. Cost of purchased raw materials and inventory in process includes costs of design, raw materials, direct labor, other direct costs and fixed production overheads. Materials and other supplies held for use in the production of inventories are not written down if the finished products in which they will be incorporated are expected to be sold at or above cost.

The Group regularly evaluates its ability to realize the value of inventory based on a combination of factors including the following: forecasted sales or usage, estimated current and future market values.

Inventories in 2021 are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labor costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. The Group periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Trade receivables
i.	Trade receivables

The balance of trade receivables includes amounts due from customers for products sold or services rendered in the ordinary course of business. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for loss allowance.

Cash and cash equivalents
j.	Cash and cash equivalents
Cash and cash equivalents include cash on hand and deposits held at call with banks with original maturities of three months or less.
Current and deferred taxes
k.	Current and deferred taxes

Tax expenses for the reported years include current taxes. The taxes are recognized in the consolidated statements of Income/Loss and other comprehensive Income/Loss.

The amount that was recorded as current taxes, is calculated based on the tax laws that have been enacted or substantively enacted at the statement of financial position date, in countries in which the Company and its Subsidiary operate and generate taxable income. The Group’s management periodically evaluates the tax implications applicable to the taxable income, in accordance with the relevant tax laws, and creates provisions in accordance with the amounts expected to be paid to the tax authorities.

The Group recognizes deferred taxes using the liability method, for temporary differences between the amounts of assets and liabilities included in the financial statements, and the amounts for tax purposes. Deferred taxes are not recognized, if the temporary differences arise at the initial recognition of the asset or liability which at the time of the transaction has no effect on profit or loss, whether for accounting or tax reporting. The amount of deferred taxes is determined using the tax rates (and laws) which are expected to apply when the related deferred tax assets is realized or the deferred tax liabilities will be settled.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in subsidiaries where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for temporary differences that are tax deductible, up to the amount of the differences that are expected to be utilized in the future, against taxable income.

No deferred tax assets have been recorded in the Group’s books and records with respect to accumulated losses since it is not probable that the Group will be able to utilize such losses in the foreseeable future against taxable income.

Deferred tax assets and liabilities are offset only if:

-	There is a legally enforceable right to offset current tax assets against current tax liabilities; and

-	Deferred income tax assets and liabilities relate to income taxes imposed by the same taxation authority on the same taxable entity.

In the event of a dividend distribution originating from tax exempted “benefited enterprises”, tax will be levied on the amount distributed using the tax rate that would have been applicable to Company had it not been exempted from tax. In the event of such a distribution, the amount of tax will be recognized as an expense in the consolidated statement of Income/loss and other comprehensive Income/loss.

Employee benefits
l.	Employee benefits

1)	Pension and severance pay obligations

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled a monthly contribution, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Contributions under Section 14 relieve the Company from any future severance payment obligation with respect to those employees. The aforementioned contributions are not recorded as an asset on the Company’s consolidated statements of financial position, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.

The asset and the liability for severance pay presented in the consolidated statements of financial position reflects employees that began employment prior to automatic application of Section 14.

The severance pay liability of the Company to its employees that began employment prior to automatic application of Section 14 based upon the number of years of service and the latest monthly salary and is partly covered by regular deposits with recognized pension funds and deposits with severance pay funds. Under labor laws, these deposits are in the employees’ names and, subject to certain limitations, are the property of the employees. The Company records the obligation as if it were payable at each statement of financial position date on an undiscounted basis.

2)	Vacation and recreation pay

Under the Israeli law, each employee is legally entitled to vacation and recreation benefits. The entitlement is based on term of employment. The Group records such obligations as incurred.

3)	Bonus plans

The Group record bonus obligation when a contractual or constructive obligation exists. Such bonus obligation is record in the amount expected to be paid, to the extent that the Group can reliably estimate the amount expected to be paid.

Share based Compensation
m.	Share based Compensation

The Group account for share-based compensation in accordance with IFRS 2, “Share-based Payment.” The Group granted stock options to the Group’s employees and other service providers in connection with their service to the Group. The Group measures and recognizes compensation expense for its equity classified stock-based awards. The Group calculates the fair value of option awards on the grant date using the Black-Scholes option pricing model. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the stock price volatility and the expected option term. The volatility was based on the historical stock volatility of the Company. The Group’s expected dividend rate is zero since the Group does not currently pay cash dividends on its stocks and does not anticipate doing so in the foreseeable future. Each of the above factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. The Group recognizes stock-based compensation cost for option awards on an accelerated basis over the employee’s requisite service period. The requisite service period for share options is generally three years. The Group recognizes forfeitures as they occur. The Group recognizes the fair value of Restricted Share Units (“RSU”) on the grant date based on the market value of the underlying share and the expense is recognized over the requisite service period

-	The fair value excludes the effect of non-market-based vesting conditions. Details regarding the determination of the fair value of stock options are set out in note 12(c).

-

Non-market vesting conditions are included among the assumptions in connection with the estimate level of stock options vesting period. The total expense is recognized during the vesting period, which is the period over which all of the specified vesting conditions of the stock option awards are to be satisfied.

The fair value determined at the grant date of the stock options is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of stock options that will eventually vest. At each reporting date, the Group revises its estimate of the number of stock options expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.

When the stock options are exercised, the Group issues new shares. The proceeds, less directly related transaction costs, are reflected in the share capital (at par value) and in share premium.

Revenue recognition
n.	Revenue recognition

a)

Revenue measurement

The Group’s revenues are measured according to the amount of consideration that the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, such as sales taxes. Revenues are presented net of VAT.

b)	Revenue recognition

The Group recognizes revenue when or as a customer obtains control over promised goods or services. For each performance obligation, the Group determines at contract inception whether it satisfies the performance obligation over time or satisfies the performance obligation at a point in time.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

(a)	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them.

(b)	The Group can identify the rights of each party in relation to the goods or services that will be transferred.

(c)	The Group can identify the payment terms for the goods or services that will be transferred.

(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and

(e)	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

For the purpose of section (e) the Group examines, inter alia, the percentage of the advance payments received, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Group has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Identifying performance obligations

On the contract’s inception date, the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(a)	Goods or services (or a bundle of goods or services) that are distinct; or

(b)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Performance obligations are satisfied over time if one of the following criteria is met:

(a) the customer simultaneously receives and consumes the benefits provided by the Group’s performance; (b) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If a performance obligation is not satisfied over time, a Group satisfies the performance obligation at a point in time.

Determining the Transaction Price

The transaction price is allocated to each distinct performance obligations on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Group is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Group’s best estimates of the price at which the Group would have sold the product regularly on a stand-alone basis. The Group reassesses the SSP on a periodic basis or when facts and circumstances change.

Costs deferred in respect of deferral of revenues are recorded as contract fulfilment assets on the Group’s consolidated statements of financial position and are written down to the extent the contract is expect to incur losses.

Product Revenue

Revenues from product sales of miniature cameras through ScoutCam is recognized when the customer obtains control of the Group’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Revenues from sales products of Jeffs’ Brands, conducted directly to customers through Jeffs’ Brands own online Amazon stores.

For sales of goods to retail customers, revenue is recognized when control of the goods has transferred, being at the point that the goods are delivered. Payment of the transaction price is due immediately at the point the customer purchases the goods.

Under Jeffs’ Brands standard contract terms, customers have a right of return within 30 days. Jeffs’ Brands uses its accumulated historical experience to estimate the number of returns on a portfolio level using the expected value method. It is considered highly probable that a significant reversal in the cumulative revenue recognized will not occur given the consistent level of returns over previous years.

Service Revenue

The Group also generates revenues from development services. Revenues from development services through ScoutCam are recognized over the period of the applicable service contract. To the extent development services are not distinct from the performance obligation relating to the subsequent mass production phase of the prototype under development, revenue from these services is deferred until commencement of the production phase of the project.

There are no long-term payment terms or significant financing components of the Group’s contracts.

The Group’s contract payment terms for product and services vary by customer. The Group assesses collectability based on several factors, including collection history.

Revenues from commissions through Eventer

The Group provides through the subsidiary Eventer services for using the event production platform in exchange for a commission from the sale of tickets for events. These services constitute a performance obligation that is fulfilled at one point in time and therefore the Group recognizes revenues at the time of the event.

The essence of the Group’s promise to the customer is to arrange for the consideration for the tickets to be provided by another party, therefore the Group’s revenues from these transactions are presented on a net basis.

Leases
o.	Leases

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

On 31 March 2021, the IASB published ‘Covid-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)’ that extends, by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. The amendment is effective for annual reporting periods beginning on or after 1 April 2021. The amendment have no impact on the Company’s financial position or results of operations.

Discount rate:

The lease payments are discounted using the lessee’s incremental borrowing rate, since the interest rate implicit in the lease cannot be readily determined. The lessee’s incremental borrowing rate is the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

The Group is using the practical expedient of accounting together a portfolio of leases with similar characteristics provided that it is reasonably expected that the effects on the financial statements of applying this standard to the portfolio would not differ materially from applying this Standard to the individual leases within that portfolio. And using a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment). The weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities was 10%.

Lease liabilities measurement:

Lease liabilities were initially measured on a present value basis of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable

●	variable lease payment that are based on an index or a rate (such as CPI).

●	lease payments (principal and interest) to be made under reasonably certain extension options

The lease liability is subsequently measured according to the effective interest method, with interest costs recognized in the Consolidated statements of loss and other comprehensive loss as incurred. The amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group is exposed to potential future changes in lease payments based on linkage to the CPI index, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Principal elements of the lease payments are presented in the statement of cash flows under the cash used in financing activities. Finance cost of the lease payments are presented in the statement of cash flows under the operating activities.

Right-of-use assets measurement:

Right-of-use assets were measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;

●	any lease payments made at or before the commencement date and;

●	any initial direct costs (except for initial application).

After the commencement date, the Group measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

The right-of-use assets are presented as a separate line in the consolidated statements of financial position.

The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property and Equipment’ policy.

Right-of-use assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:

Years
Property	1-2
Motor vehicles	3

Loss (Earning) per share
p.	Loss (Earning) per share

Loss (Earning) per share is based on the loss (earning) that is attributed to the shareholders holding ordinary shares, divided by the weighted average number of ordinary shares in issue during the period.

For purposes of the calculation of the diluted loss (earning) per share, the Company adjusts the loss (earning) that is attributed to the holders of the Company’s ordinary shares, and the weighted average number of ordinary shares in issue, to assume conversion of all of the dilutive potential shares.

The potential shares are taken into account only if their effect is dilutive (increases loss/ decrease earning per share).

Classification of liabilities
q.	Classification of liabilities:

The IASB issued a narrow-scope amendment to IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. The amendment could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. Inter alia, the amendment requires the following:

●	Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

●	‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

The amendment should be applied retrospectively for annual periods beginning on or after January 1, 2022. Earlier application is permitted.

The Group early adopted the narrow-scope amendment to IAS 1 on January 1, 2019. Accordingly, the Group classified in the consolidated statements of financial position warrants as part of current liabilities.

Non-current assets held for sale
r.	Non-current assets held for sale:

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell.

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable, and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Group is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Group will retain a non-controlling interest in its former subsidiary after the sale.

Intangible assets acquired
s.	Intangible assets acquired:

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in the Consolidated statements of income/loss and other comprehensive income/loss as profit/loss when the asset is derecognized.

At each reporting date, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified. Intangible assets with an indefinite useful life are tested for impairment at least annually and whenever there is an indication at the end of a reporting period that the asset may be impaired.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the Consolidated statements of income/loss and other comprehensive income/loss as profit/loss.

Segments
t.	Segments:

The Group reports financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specified criteria as defined in IFRS 8, Operating Segments.

Operating segments are distinguishable components of an entity for each of which a separate financial information is available and is reported in a manner consistent with the internal reporting provided to the entity’s Chief Operating Decision Maker (“CODM”) in making decisions about how to allocate resources and in assessing performance.

When the Group is committed to a sale plan involving disposal of an investment in an associate or, a portion of an investment in an associate, the investment, or the portion of the investment in the associate that will be disposed of is classified as held for sale when the criteria described above are met.

The Group then ceases to apply the equity method in relation to the portion that is classified a held for sale. Any retained portion of an investment in an associate that has not been classified as held for sale continues to be accounted for using the equity method.

Recent accounting pronouncement (not yet adopted)

Recent accounting pronouncement (not yet adopted):

On 14 May 2020, the IASB issued ‘Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)’ regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments are effective for annual reporting periods beginning on or after 1 January 2022. The Company does not currently anticipate the adoption will have a material impact on the financial position or results of operations.

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a new definition of accounting estimates. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. Effective for annual periods beginning on or after 1 January 2023. The Company is currently evaluating the potential effect of the adoption on the financial position and results of operations.

On 12 February 2021, the IASB issued ‘Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)’ with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for annual periods beginning on or after 1 January 2023. The adoption will not have any impact on the financial position or results of operations.

In May 2021, the Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences. Effective for annual periods beginning on or after 1 January 2023. The Company does not currently anticipate the adoption will have a material impact on the financial position or results of operations.